Right-of-use assets and lease liabilities (Table)	12 Months Ended
Dec. 31, 2025
Right-of-use assets and lease liabilities
Summary of information about right-of-use assets

(€ million)	Floating production storage and offloading vessels (FPSO)	Drilling rig	Naval facilities and related logistic bases for oil and gas transportation	Motorway concessions and service stations	Oil and gas distribution facilities	Office buildings	Vehicles	Other	Total
2025
Net carrying amount - beginning of the year	2,606	419	1,005	452	36	487	21	796	5,822
Additions		266	566	91	10	138	20	59	1,150
Depreciation (*)	(176)	(248)	(496)	(76)	(20)	(120)	(10)	(98)	(1,244)
Impairments				(11)	(1)			(2)	(14)
Currency translation differences	(295)	(32)	(14)	1		(10)		(36)	(386)
Other changes	(1)	(53)	(44)	(7)	(2)	(3)	(5)	(29)	(144)
Net carrying amount - end of the year	2,134	352	1,017	450	23	492	26	690	5,184
Gross carrying amount - end of the year	2,844	1,309	2,490	954	101	1,142	53	999	9,892
Provisions for depreciation and impairment	710	957	1,473	504	78	650	27	309	4,708
2024
Net carrying amount - beginning of the year	1,977	449	724	492	17	580	17	578	4,834
Additions	630	294	690	59	53	52	19	317	2,114
Depreciation (*)	(146)	(342)	(391)	(79)	(22)	(132)	(14)	(73)	(1,199)
Impairments			(4)	(21)	(10)			(5)	(40)
Currency translation differences	145	19	5	(1)		7		18	193
Changes in the scope of consolidation		38				5	1	(2)	42
Other changes		(39)	(19)	2	(2)	(25)	(2)	(37)	(122)
Net carrying amount - end of the year	2,606	419	1,005	452	36	487	21	796	5,822
Gross carrying amount - end of the year	3,217	1,235	2,095	873	97	1,067	57	1,049	9,690
Provisions for depreciation and impairment	611	816	1,090	421	61	580	36	253	3,868

(*) Before capitalization of depreciation of tangible and intangible assets

Summary of information about liabilities for leased assets

Liabilities for leased assets were as follows:

(€ million)	Current portion of long-term lease liabilities	Long-term lease liabilities	Total
2025
Carrying amount at the beginning of the year	1,279	5,174	6,453
Additions		1,150	1,150
Decreases	(1,240)	(10)	(1,250)
Currency translation differences	(73)	(349)	(422)
Other changes	1,297	(1,528)	(231)
Carrying amount at the end of the year	1,263	4,437	5,700
2024
Carrying amount at the beginning of the year	1,128	4,208	5,336
Additions		2,109	2,109
Decreases	(1,194)	(11)	(1,205)
Currency translation differences	36	175	211
Changes in the scope of consolidation	35	15	50
Other changes	1,274	(1,322)	(48)
Carrying amount at the end of the year	1,279	5,174	6,453

Summary of amounts recognized in the profit and loss account for leases
(€ million)	2025	2024	2023
Other income and revenues
Income from remeasurement of lease liabilities	22	14	17
	22	14	17
Purchases, services and other
Expense from remeasurement of lease liabilities	2	3	3
Short-term leases	69	81	59
Low-value leases	39	37	37
Variable lease payments not included in the measurement of lease liabilities	24	22	20
Capitalized direct cost associated with self-constructed assets - tangible assets	(4)	(5)	(5)
	130	138	114
Depreciation, net impairments and write-offs
Depreciation of RoU leased assets	1,244	1,199	973
Capitalized direct cost associated with self-constructed assets - tangible and intangible assets	(260)	(277)	(199)
Impairments of RoU leased assets	14	40	41
Reversals of RoU leased assets	(2)	(4)	(5)
Write-off of RoU leased assets		3
	996	961	810
Finance income (expense) from leases
Interests on lease liabilities	(348)	(314)	(267)
Capitalized finance expense of RoU leased assets - tangible assets	7	17	11
Net currency translation differences on lease liabilities	62	(36)	19
	(279)	(333)	(237)